Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of transactions with other related parties

	Assets/ (Liabilities)
	2022	2021

Others	316	299

	Revenues (expenses)
	2022	2021	2020

Others	(1,112)	(1,685)	-

Schedule of management compensation

	2022	2021	2020
Consolidated statements of profit or loss
Fixed and variable compensation (i)	122,892	34,252	9,029